Identifiable Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets

The following table is a summary of the Company’s intangible assets as of June 30, 2025 and 2024:

	As of June 30, 2025			As of June 30, 2024
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Investment management agreements	$15,264	$(5,731)	$9,533	$15,264	$(4,781)	$10,483
Assembled workforce	1,103	(632)	471	1,103	(549)	554
Customer related	1,610	(43)	1,567	-	-	-
Licenses	450	(12)	438	-	-	-
Identifiable intangible assets, net	$18,427	$(6,418)	$12,009	$16,367	$(5,330)	$11,037

Summary of Estimated Aggregate Amortization Expense

The following table provides the estimated aggregate amortization expense for each of the five succeeding fiscal years and thereafter:

(in thousands)	Estimated Future Amortization Expense
For the year ending June 30, 2026	$1,130
For the year ending June 30, 2027	1,096
For the year ending June 30, 2028	1,068
For the year ending June 30, 2029	1,045
For the year ending June 30, 2030	1,027
Thereafter	6,643
Total	$12,009